CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 407.8	$ 429.7
Short-term deposits with initial maturities of three months or less	0.0	115.2
Cash and cash equivalents	$ 407.8	$ 544.9	$ 941.5